UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06071

                           Scudder Institutional Funds
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------------


Scudder Treasury Money Portfolio

                                                                                  Principal
                                                                                 Amount ($)      Value ($)
                                                                          ---------------------------------

-----------------------------------------------------------------------------------------------------------
    US Treasury Obligations 14.0%
-----------------------------------------------------------------------------------------------------------
US Treasury Bill, 3.725% *, 3/23/2006                                         25,000,000       24,552,483
US Treasury Note:
    1.875%, 1/31/2006                                                         28,000,000       27,855,604
    2.375%, 8/15/2006                                                         15,500,000       15,313,384
    2.75%, 6/30/2006                                                           6,750,000        6,702,666
 ----------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $74,424,137)                                               74,424,137

-----------------------------------------------------------------------------------------------------------
    Repurchase Agreements ** 102.7%
-----------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, 3.7%, dated 9/20/2005, to be repurchased at   46,000,000       46,000,000
    $46,198,567 on 11/1/2005 (a)
BNP Paribas, 3.25%, dated 9/30/2005, to be repurchased at $98,026,542 on      98,000,000       98,000,000
    10/3/2005 (b)
Countrywide Securities Corp., 3.75%, dated 9/30/2005, to be repurchased at   115,000,000      115,000,000
    $115,035,938 on 10/3/2005 (c)
Credit Suisse First Boston LLC, 3.35%, dated 9/30/2005, to be repurchased    130,000,000      130,000,000
    at $130,036,292 on 10/3/2005 (d)
Morgan Stanley & Co., Inc., 3.05%, dated 9/30/2005, to be repurchased at      24,829,801       24,829,801
    $24,836,112 on 10/3/2005 (e)
UBS Securities LLC, 3.35%, dated 9/30/2005, to be repurchased at             130,000,000      130,000,000
    $130,036,292 on 10/3/2005 (f)
 ----------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $543,829,801)                                               543,829,801

                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 618,253,938)                                     116.7     618,253,938
Other Assets and Liabilities, Net                                                   (16.7)    (88,587,902)
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0     529,666,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Annualized yield at time of purchase; not a coupon rate.

** Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities

(a) Collateralized by $47,477,000 US Treasury Note, 1.5%, maturing on 3/31/2006 with a value of $46,920,570.

(b) Collateralized by $70,267,000 US Treasury Bond, 8.75%, maturing on 5/15/2017 with a value of $99,960,605.

(c) Collateralized by $114,079,541 Government National Mortgage Association, 4.0-8.0%, with various maturities 7/15/2014-9/15/2035 with a value of $117,300,001.

(d) Collateralized by $196,590,500 US Treasury STRIPS, Zero Coupon, with various maturities 5/15/2006-8/15/2028 with a value of $132,603,535.

(e) Collateralized by $25,896,000 US Treasury Note, 3.5%, maturing on 2/15/2010 with a value of $25,326,417.

(f) Collateralized by $346,230,000 US Treasury STRIPS, Zero Coupon, with various maturities 11/15/2023-11/15/2027 with a value of $132,601,165.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

    The accompanying notes are an integral part of the financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Treasury Money Fund, a series of Scudder
                                    Institutional Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Treasury Money Fund, a series of Scudder
                                    Institutional Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005